CONVERTIBLE NOTES (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Conversions payable settled in stock		$ (10,507,101)
Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member]
Short-Term Debt [Line Items]
Balance at beginning
Additions to conversions payable	6,470,540
Cash payments	(5,211,738)
Conversions payable settled in stock	(169,642)
Balance at end	$ 1,089,160